Summary of Significant Accounting Policies (FY) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) operating_segment	Dec. 31, 2021 USD ($) operatingSegment entity shares	Dec. 31, 2020 USD ($)	Feb. 10, 2021 USD ($) shares
Property, Plant and Equipment [Line Items]
Number of operating segments	1	1
Deferred offering costs		$ 0	$ 1,978,000	$ 2,800,000
Impairment of leased assets		$ 0	$ 58,000
Number of related party entities | entity		2
Convertible notes payable	$ 0	$ 0		$ 0
Series C Convertible Preferred Stock at Fair Value
Property, Plant and Equipment [Line Items]
Convertible preferred stocks outstanding (in shares) | shares		0		0
Ohr Cosmetics, LLC | Chief Executive Officer
Property, Plant and Equipment [Line Items]
Family of the Executive Chairman investment, ownership percentage		0.80%
NovaPark | Equity Method Investee
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	10.00%	10.00%
Ohr Cosmetics, LLC
Property, Plant and Equipment [Line Items]
Investment, ownership percentage	2.40%	2.40%
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life		5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life		3 years